Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Accounting Policies [Abstract]
Schedule of Impact of Revisions on Financial Statements

The impact on our Consolidated statement of financial position was as follows:

	December 31, 2020 (as previously reported)	Share Based Payment expense Adjustment	Interest expense Adjustment	December 31, 2020 (revised)
Non-current liabilities
Borrowings	$635,237	$-	$(17,448)	$617,789
Total non-current liabilities	4,488,214	-	(17,448)	4,470,766
Total liabilities	5,266,961	-	(17,448)	5,249,513
Other reserves	447,753	19,812	-	467,565
Accumulated losses	(4,010,756)	(19,812)	17,448	(4,013,120)
Total deficit	(1,676,090)	-	17,448	(1,658,642)
Total deficit and liabilities	$3,590,871	$-	$-	$3,590,871

The impact on our Consolidated statement of operations was as follows:

	Year ended December 31, 2020 (as previously reported)	Share Based Payment expense Adjustment	Interest expense Adjustment	Year ended December 31, 2020 (revised)
Finance costs	$(108,742)	$-	$17,448	$(91,294)
Loss before tax	(3,347,505)	-	17,448	(3,330,057)
Income tax benefit	14,434	-	-	14,434
Loss after tax	$(3,333,071)	$-	$17,448	$(3,315,623)
(Loss)/profit after tax attributable to:
Equity holders of the parent	(3,350,619)	-	17,448	(3,333,171)
Non-controlling interests	$17,548	$-	$-	$17,548

The impact on our Basic and Diluted earnings per share was as follows:

	Year ended December 31, 2020 (as previously reported)	Share Based Payment expense Adjustment	Interest expense Adjustment	Year ended December 31, 2020 (revised)
Loss per share attributable to owners of the parent
Basic	(9.75)	-	0.06	(9.69)
Diluted	(9.75)	-	0.06	(9.69)

The impact on our Consolidated statement of financial position was as follows:

	December 31, 2019 (as previously reported)	Share based Payment expense Adjustment	December 31, 2019 (revised)
Total liabilities	$890,047	$-	$890,047
Other reserves	349,463	19,812	369,275
Accumulated losses	(826,135)	(19,812)	(845,947)
Total equity	1,337,832		1,337,832
Total equity and liabilities	$2,227,879	$-	$2,227,879

The impact on our Consolidated statement of operations was as follows:

	Year ended December 31, 2019 (as previously reported)	Share based Payment expense Adjustment	Year ended December 31, 2019 (revised)
Selling, general and administrative expenses	$(869,609)	$(19,812)	$(889,421)
Loss before tax	(372,526)	(19,812)	(392,338)
Income tax benefit	(1,162)	-	(1,162)
Loss after tax	$(373,688)	$(19,812)	$(393,500)
(Loss)/profit after tax attributable to:
Equity holders of the parent	(385,297)	(19,812)	(405,109)
Non-controlling interests	$11,609	$-	$11,609

The impact on our Basic and Diluted earnings per share was as follows:

	Year ended December 31, 2019 (as previously reported)	Share based Payment expense Adjustment	Year ended December 31, 2019 (revised)
Loss per share attributable to owners of the parent
Basic	(1.21)	(0.06)	(1.27)
Diluted	(1.21)	(0.06)	(1.27)

Useful Lives of Property, Plant and Equipment

The useful lives of these items are assessed as follows:

Leasehold improvements	Shorter of the life of the lease or useful life
Fixtures and fittings	Three to ten years
Motor vehicles	Four to eight years
Plant, machinery and equipment	Three to ten years

Estimated Useful Lives of Intangible Assets

Amortization is charged to depreciation and amortization expense on a straight-line basis over the estimated useful life of the intangible assets, from the time that the assets are available for use. The useful lives of these items are assessed as follows:

Development costs	Three years
Brand, trademarks & domain names	Five to sixteen years
Customer relationships	Three to five years
Acquired software	Three to ten years